INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

10. INVENTORIES

        Inventory and spare parts comprised the following:

	December 31, 2017	December 31, 2016
Handsets and accessories	7,836	11,597
SIM cards and prepaid phone cards	784	1,165
Advertising and other materials	561	280
TV equipment for resale	350	320
Software and equipment for installation and resale	309	703
Spare parts for telecommunication equipment	155	265

Total inventory and spare parts	9,995	14,330

        Other materials mainly consist of automotive and IT components, advertising, stationery, fuel and auxiliary materials.

        Spare parts for telecommunication equipment included in inventory are expected to be utilized within twelve months of the year end.

        Expenses for inventory obsolescence provision were included in cost of goods in the consolidated statement of profit or loss.

        For the years ended December 31, 2017, 2016 and 2015, cost of goods comprised the following expenses:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Amount of inventories recognized as an expense	43,440	44,026	36,568
Inventory obsolescence provision	2,692	2,159	865
Reversal of obsolescence provision	(509)	(611)	(878)

Total cost of goods	45,623	45,574	36,555

        The reversal of the inventory obsolescence provision relates to handsets and accessories sold in the course of the Group's promotion campaigns. Inventories have been sold with positive margin.